Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 213	€ 215	€ 249
Addition charged to earnings	35	40	5
Amounts written off and other changes	(70)	(37)	(40)
Currency translation	1	(5)	1
Ending balance	179	213	215
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	48	40
Ending balance	19	48	40
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	116	97
Ending balance	118	116	97
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	48	79
Ending balance	€ 41	€ 48	€ 79